November 24, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Bragg Capital Trust (“Registrant”)

1933 Act File No. 333-85850

Dear Commissioners:

The Prospectus is being filed to submit exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information the Prospectus, as filed electronically via EDGAR with Securities and Exchange Commission on November 2, 2020 (Accession # 0001104659-20-120604).

If you have any questions relating to this filing, please do not hesitate to contact me at (310) 996-5458.

Very truly yours,

/s/ J. Richard Atwood
J. Richard Atwood
Director of FPA GP, Inc.
General Partner of First Pacific Advisors, LP

Enclosures

11601 Wilshire Boulevard, Suite 1200 | Los Angeles, CA  90025 | T 310.473.0225 | F 310.996.5450